Goodwill - Schedule of Goodwill (Details) - USD ($)		12 Months Ended
	Oct. 01, 2025	Dec. 31, 2025	Dec. 31, 2024
Goodwill
Goodwill balance, beginning of period		$ 8,317,000	$ 8,317,000
Goodwill acquired during the year		5,504,000	0
Currency translation adjustment		152,000
Impairment losses	$ 0	0
Goodwill		13,821,000	8,317,000
Accumulated currency translation adjustment		152,000
Goodwill balance, end of period		13,973,000	8,317,000
ASIC Segment
Goodwill
Goodwill acquired during the year		5,504,000	0
Currency translation adjustment		152,000
Goodwill		5,504,000
Accumulated currency translation adjustment		152,000
Goodwill balance, end of period		5,656,000
Semiconductor Segment
Goodwill
Goodwill balance, beginning of period		8,317,000	8,317,000
Goodwill acquired during the year			0
Goodwill		8,317,000	8,317,000
Goodwill balance, end of period		$ 8,317,000	$ 8,317,000